Borrowings - Schedule of Reconciliation of Borrowings (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Balance at beginning of period	$ 1,276,627	$ 1,440,329	$ 1,440,329
Acquired as part of an acquisition	215,924	0	0
Sale of equity interest	0	0	(154,966)
Proceeds from borrowings	1,238,348	840,230	1,537,230
Repayments of borrowings	(1,076,897)	(782,990)	(1,547,912)
Costs incurred to secure financing	(13,988)	(1,730)	(13,776)
Amortization of discount and deferred financing costs	8,087	8,968	16,358
Cash paid for interest	(47,632)	(60,215)	(116,784)
Finance costs and other	54,091	60,017	116,148
Balance at end of period	$ 1,654,560	$ 1,504,609	$ 1,276,627